Business Combinations - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended		0 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 16, 2013 Ace [Member]	Mar. 24, 2014 U.S. Insulation [Member]	Aug. 31, 2012 TCI [Member]	Nov. 16, 2012 Accurate [Member]	Nov. 01, 2013 KMB [Member]
Business Acquisition [Line Items]
Cash						$ 317	$ 58
Accounts receivable				213	1,122	3,880	1,606
Inventory				14	234	1,984	564	54
Note receivable							171
Other current assets					105	244	47	37
Property and equipment				263	520	285	183	75
Intangibles				1,106	846	4,390	1,123	226
Goodwill					1,217	834		182
Accounts payable and accrued expenses				(609)	(1,362)	(5,815)	(2,037)
Deferred tax liability					(397)	(1,387)
Long-term debt						(61)	(437)
Total purchase price				987	2,285	4,671	1,278	574
Fair value of common stock issued						4,100
Seller obligations	300	300	571	300	279	571	80	80
Cash paid				687	2,006		1,198	494
Total purchase price				$ 987	$ 2,285	$ 4,671	$ 1,278	$ 574